N-4	Nov. 29, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Nov. 29, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.02%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of benefit base.
The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $1,442	HIGHEST ANNUAL COST: $3,117
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Ongoing Fees and Expenses [Table Text Block]

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.02%

3.    The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of benefit base.

Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	1.02%
Optional Benefits Footnotes [Text Block]	The minimum fee reflects an annualized percentage of Contract Value. The maximum fee reflects an annualized percentage of benefit base.
Lowest and Highest Annual Cost [Table Text Block]

LOWEST ANNUAL COST: $1,442	HIGHEST ANNUAL COST: $3,117
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,442
Highest Annual Cost [Dollars]	$ 3,117
Lowest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Highest Annual Cost Footnotes [Text Block]
Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

Item 4. Fee Table [Text Block]
The current annual charge for the Return of Premium GMDB and Principal Guard GMAB add-on benefits are:

Add-on Benefit Name	Current Annual Charge
Return of Premium GMDB	0.20%
Principal Guard GMAB	7-Year Guarantee Term: 1.02%
10-Year Guarantee Term: 0.90%

Annual Contract Expenses [Table Text Block]

Add-on Benefit Name	Current Annual Charge
Return of Premium GMDB	0.20%
Principal Guard GMAB	7-Year Guarantee Term: 1.02%
10-Year Guarantee Term: 0.90%

Return Of Premium Guaranteed Minimum Death Benefit Charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Return of Premium GMDB
Principal Guard GMAB [Member]
Prospectus:
Item 10. Benefits Available (N-4) [Text Block]	The current rates for the Principal Guard GMAB add-on benefit are:

Principal Guard GMAB
Guarantee Term	7 Years	10 Years
Guarantee Percentage	100%	110%
GMAB Allocation Requirement	30%	30%

Name of Benefit [Text Block]	Principal Guard GMAB
Benefits Description [Table Text Block]

Principal Guard GMAB
Guarantee Term	7 Years	10 Years
Guarantee Percentage	100%	110%
GMAB Allocation Requirement	30%	30%

Name of Benefit [Text Block]	Principal Guard GMAB
Principal Guard GMAB, 7-Year Guarantee Term [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.02%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.02%
Principal Guard GMAB, 10-Year Guarantee Term [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.90%